Investment In Unconsolidated Ventures - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Venture Project	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Number of ventures under ownership interest using equity method	13
Number of newly formed Unconsolidated ventures	2
Investment in venture	$ 41,546,000	$ 64,223,000	$ 101,166,000
Number of residential and mixed use real estate projects acquisitions	17
Purchase price of acquisitions, Total	47,000,000
Purchase price of acquisitions, Real estate	31,891,000
Purchase price of acquisitions, Investment in unconsolidated ventures	14,236,000
Proceeds from sales of ownership interest in ventures	32,095,000
Investment In Other Venture	2,318,000	2,007,000	3,291,000
Distributions Of Return On Investments And Earnings	15,905,000	9,664,000	16,458,000
Fees for services	662,000	912,000	1,091,000
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Reduction in repayment guaranty	20.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Reduction in repayment guaranty	0.00%
CJUF III, RH Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Number of multifamily property to be developed	257
Ownership Interest in ventures	25.00%
Percentage of ownership held by joint venture partner	75.00%
Reimbursements received from the ventures	3,516,000
Senior secured construction loan	23,936,000
Interest at LIBOR plus on Senior Secured Construction Loan	2.00%
Initial Term of construction loan	36 months
Number of additional extended term	2
Period of each additional extended term	12 months
Repayment guaranty of completion of the improvements	20.00%
Investment in venture	3,836,000
FMF Peakview [Member]
Schedule of Equity Method Investments [Line Items]
Number of multifamily property to be developed	304
Ownership Interest in ventures	20.00%
Percentage of ownership held by joint venture partner	80.00%
Reimbursements received from the ventures	7,243,000
Senior secured construction loan	31,550,000
Interest at LIBOR plus on Senior Secured Construction Loan	2.25%
Initial Term of construction loan	36 months
Number of additional extended term	2
Period of each additional extended term	12 months
Repayment guaranty of completion of the improvements	25.00%
Investment in venture	2,666,000
Palisades West [Member]
Schedule of Equity Method Investments [Line Items]
Investment in venture		20,412,000
Sales of ownership interest in ventures	25.00%
Number of office building	2
Proceeds from sales of ownership interest in ventures	32,095,000
Gain on sales of ownership interest in ventures	11,675,000
CL Realty [Member]
Schedule of Equity Method Investments [Line Items]
Investment in venture	3,921,000	24,304,000
Fees received			$ 1,013,000
Area of property sold			625